Earnings per share - Narrative (Details) - £ / shares shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of potential ordinary shares (in shares)	516	450	534
Weighted average number of ordinary shares outstanding (in shares)	14,755	15,445	16,333
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Strike price (in GBP per share)	£ 0.84
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Strike price (in GBP per share)	£ 1.79
Employee share schemes
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of potential ordinary shares (in shares)	713	750	789
Employee share schemes | Weighted average
Disclosure of terms and conditions of share-based payment arrangement [line items]
Decrease in number of shares outstanding (in shares)	690	888	652
Anti-dilutive
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average number of ordinary shares outstanding (in shares)	29	39	27